Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
NAA ALL CAP VALUE SERIES Class S
Prospectus [Line Items]
Average Annual Return, Percent		12.87%	11.12%	10.40%
NAA ALL CAP VALUE SERIES Class S | S&P Composite 1500 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.72%	12.76%	11.63%
NAA LARGE CAP VALUE SERIES Class S
Prospectus [Line Items]
Average Annual Return, Percent		14.16%	12.15%	10.88%
NAA LARGE CAP VALUE SERIES Class S | S&P 500® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.19%	12.96%	11.73%
NAA LARGE CORE SERIES Class S
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.43%	13.65%	14.25%
NAA LARGE CORE SERIES Class S | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
NAA LARGE GROWTH SERIES Class S
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.02%	13.89%	17.04%
NAA LARGE GROWTH SERIES Class S | S&P 500® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.23%	15.03%	16.99%
NAA MID GROWTH SERIES Class S
Prospectus [Line Items]
Average Annual Return, Percent		2.17%	4.48%	10.63%
NAA MID GROWTH SERIES Class S | S&P MidCap 400® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.46%	7.12%	10.44%
NAA SMALL CAP VALUE SERIES Class S
Prospectus [Line Items]
Average Annual Return, Percent		3.30%	8.47%	7.65%
NAA SMALL CAP VALUE SERIES Class S | S&P Small Cap 600 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.71%	8.96%	9.63%
NAA SMALL GROWTH SERIES Class S
Prospectus [Line Items]
Average Annual Return, Percent		6.58%	2.59%	8.89%
NAA SMALL GROWTH SERIES Class S | S&P Small Cap 600 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.38%	5.54%	9.82%
NAA SMID-CAP VALUE SERIES Class S
Prospectus [Line Items]
Average Annual Return, Percent		7.35%	9.30%	9.97%
NAA SMID-CAP VALUE SERIES Class S | S&P 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.37%	10.41%	10.37%
NAA WORLD EQUITY INCOME SERIES Class S
Prospectus [Line Items]
Average Annual Return, Percent	[3]	22.75%	11.42%	9.99%
NAA WORLD EQUITY INCOME SERIES Class S | S&P Developed BMI Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.26%	11.73%	12.21%

[1]	Returns are not presented for Class L shares. That share class has not commenced operations as of the date of this Prospectus. Performance information for Class L shares will be shown when that share class has a full calendar year of operations.
[2]	Returns are not presented for Class L shares. That share class has not commenced operations as of the date of this Prospectus. Performance information for Class L shares will be shown when that share class has a full calendar year of operations.
[3]	Returns are not presented for Class L shares. That share class has not commenced operations as of the date of this Prospectus. Performance information for Class L shares will be shown when that share class has a full calendar year of operations.